CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the year	¥ 75,643	¥ 85,851	¥ 42,271
Items that may not be reclassified subsequently to profit or loss
Equity investments at fair value through other comprehensive income	(67)	(4)	(22)
Total items that may not be reclassified subsequently to profit or loss	(67)	(4)	(22)
Items that may be reclassified subsequently to profit or loss
Cost of hedging reserve	149	(220)	162
Share of other comprehensive income of associates and joint ventures	2,856	441	(2,441)
Cash flow hedges	11,637	19,018	7,073
Foreign currency translation differences	7,254	(1,728)	(4,457)
Total items that may be reclassified subsequently to profit or loss	21,896	17,511	337
Total other comprehensive income	21,829	17,507	315
Total comprehensive income	97,472	103,358	42,586
Attributable to:
Owners of the Company	85,279	89,549	34,837
Non-controlling interests	12,193	13,809	7,749
Total comprehensive income	¥ 97,472	¥ 103,358	¥ 42,586